Other operating income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Operating (Expense)/Income
Gains (losses) on disposal of intangible assets and businesses			£ 31
Polocard
Disclosure of Other Operating (Expense)/Income
Gains (losses) on disposal of intangible assets and businesses		£ 24
Lamisil
Disclosure of Other Operating (Expense)/Income
Gains (losses) on disposal of intangible assets and businesses	£ (10)